Summary of Executive Restricted Share Units Plan (Detail) - Executive Restricted Share Units [Member]	12 Months Ended
Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance | shares	0
Granted | shares	46,740
Ending balance | shares	46,740
Weighted Average Fair Value, Beginning balance | $ / shares	$ 0
Weighted Average Fair Value, Granted | $ / shares	96.9
Weighted Average Fair Value, Ending balance | $ / shares	$ 96.9